EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EXPENSES BY NATURE
Depreciation and amortisation	R$ (2,658,561)	R$ (2,499,104)	R$ (2,074,295)
Labor expenses	(7,249,811)	(5,867,265)	(5,175,373)
Raw material and consumption material	(43,720,989)	(26,945,440)	(25,890,618)
Freight	(3,898,360)	(2,572,293)	(2,300,439)
Other expenses/income, net	(1,585,863)	(476,818)	(1,002,301)
Eletrobras compulsory loan recovery	1,391,280	0	0
Results in operations with subsidiary and joint ventures	(162,913)	0	0
Impairment of non-financial assets	0	(411,925)	0
Total Expenses	R$ (57,885,217)	R$ (38,772,845)	R$ (36,443,026)